Employee Future Benefits - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Disclosure of defined benefit plans [Line Items]
Plan assets set aside for non-qualified cash balance plan	$ 0
Assets set aside for plan	0
Canadian plans [Member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2018	$ 2
Return-seeking assets [Member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	27.00%
Return-seeking assets [Member] | Canada [member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	20.00%
Liability-hedging assets [Member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	73.00%
Liability-hedging assets [Member] | Canada [member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	80.00%
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2018	$ 65
Defined contribution pension plans [Member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2018	85
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2018	$ 13